                                                      SPDR(R) Index Shares Funds
                                                              One Lincoln Street
                                                                Boston, MA 02111

February 15, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

RE:  SPDR(R) Index Shares Funds ("Trust")
     File Nos.: 811-21145, 333-92106

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Trust does not differ from that contained in Post-Effective Amendment No. 16 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 12, 2008.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3967.

Sincerely,


/s/ Mark E. Tuttle
-------------------------------------
Mark E. Tuttle
Assistant Secretary

cc:  W. John McGuire, Esq.